Information on remuneration - Shares held by Board members (Detail) - Board of management [Member] - shares		Dec. 31, 2021	Dec. 31, 2020
F.A. van Houten [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	525,761	424,029
A. Bhattacharya [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	148,365	123,077
M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	110,528	88,996

[1]	Reference date for board membership is December 31, 2021.
[2]	The total shares held by the members of the Board of Management is less than 1% of the company's issued share capital.